Fair Value Measurements - Summary of Changes in the Carrying Value of the Liability (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 12.0	$ 13.8	$ 13.8	$ 0.0
Initial measurement of new derivative				14.9
Payments of contingent consideration			(5.2)	(3.0)
Changes in fair value			3.4	1.9
Ending Balance			12.0	13.8
Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	12.0	13.8	13.8
Payments of contingent consideration	(1.7)	(3.2)
Changes in fair value	1.3	0.0
Ending Balance	11.6	$ 10.6	12.0	$ 13.8
Derivative Liability On Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	113.3
Initial measurement of new derivative	2.8
Changes in fair value	46.5
Ending Balance	$ 162.6		$ 113.3